Consolidating Condensed Financial Information - Consolidating Condensed Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Statement of Cash Flows
Net cash (used in) provided by operating activities	$ 129,886	$ 94,713	$ 56,004
INVESTING ACTIVITIES:
Purchase of property and equipment, net	(83,522)	(47,380)	(36,762)
Reimbursement of capital expenditures from West Virginia regulatory authorities	361	4,207	1,266
Proceeds from sale of property and equipment	135	1,560	153
Decrease in other assets, net		659	115
Net cash (used in) provided by business combinations	(1,313,051)	(194)	(124,768)
Investment in and loans to unconsolidated affiliate	(604)		(1,010)
Net cash used in investing activities	(1,396,681)	(41,148)	(161,006)
FINANCING ACTIVITIES:
Proceeds from issuance of Term Loan			800,000
Payments on Term Loan		(4,250)
Retirement of long-term debt			(728,664)
Debt premium proceeds	27,500
Payment of other long-term obligation	(43)
Payments on capital leases	(490)	(274)	(88)
Debt issuance costs	(51,526)	(4,288)	(25,820)
Call premium on early retirement of debt			(44,090)
Taxes paid related to net share settlement of equity awards	(11,365)	(744)
Proceeds from exercise of stock options	2,900	385
Net cash provided by (used in) financing activities	1,351,101	(73,671)	92,713
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	84,306	(20,106)	(12,289)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF YEAR	63,443	83,549	95,838
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, END OF YEAR	147,749	63,443	83,549
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH TO AMOUNTS REPORTED WITHIN THE CONDENSED CONSOLIDATED BALANCE SHEETS:
Cash and cash equivalents				$ 134,596	$ 61,029	$ 78,278
Restricted cash				3,267	2,414	5,271
Restricted cash included in other noncurrent assets				9,886
Total cash, cash equivalents and restricted cash	63,443	63,443	83,549	147,749	63,443	83,549
New Term Loan
FINANCING ACTIVITIES:
Proceeds from issuance of Term Loan	1,450,000
Payments under Term Loan	(493,250)
6% Senior Notes
FINANCING ACTIVITIES:
Proceeds from issuance of 6% Senior Notes	875,000
New Revolving Credit Facility
FINANCING ACTIVITIES:
Borrowings under Revolving Credit Facility	166,953
Payments under Revolving Credit Facility	(166,953)
Term Loan
FINANCING ACTIVITIES:
Payments on Term Loan	(1,062)	(4,250)	425,000
Retirement of long-term debt	(417,563)
New Revolving Credit Facility
FINANCING ACTIVITIES:
Payments under Revolving Credit Facility	(166,953)
Prior Revolving Credit Facility
FINANCING ACTIVITIES:
Borrowings under Revolving Credit Facility	41,000	73,000	131,000
Payments under Revolving Credit Facility	(29,000)	(137,500)	(37,500)
Retirement of long-term debt	(41,000)
7% Senior Notes
FINANCING ACTIVITIES:
Proceeds from issuance of 6% Senior Notes			375,000
Principal payments under 7% Senior Notes			(2,125)
Reportable Legal Entities | Eldorado Resorts, Inc. (Parent Obligor)
Condensed Statement of Cash Flows
Net cash (used in) provided by operating activities	(44,737)	(16,321)	(2,951)
INVESTING ACTIVITIES:
Purchase of property and equipment, net	(11,073)	133	(2,922)
Decrease in other assets, net		(16)	(89)
Net cash (used in) provided by business combinations	(1,355,370)		(18,394)
Net cash used in investing activities	(1,366,443)	117	(21,405)
FINANCING ACTIVITIES:
Proceeds from issuance of Term Loan			800,000
Payments on Term Loan		(4,250)
Retirement of long-term debt			(728,664)
Debt premium proceeds	27,500
Net proceeds from (payments to) related parties	72,011	90,353	(67,788)
Payment of other long-term obligation	(43)
Debt issuance costs	(51,526)	(4,288)	(25,820)
Call premium on early retirement of debt			(44,090)
Taxes paid related to net share settlement of equity awards	(11,365)	(744)
Proceeds from exercise of stock options	2,900	385
Net cash provided by (used in) financing activities	1,423,602	16,956	25,013
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	12,422	752	657
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF YEAR	1,409	657
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, END OF YEAR	13,831	1,409	657
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH TO AMOUNTS REPORTED WITHIN THE CONDENSED CONSOLIDATED BALANCE SHEETS:
Cash and cash equivalents				13,202	811	657
Restricted cash				629	598
Total cash, cash equivalents and restricted cash	1,409	1,409	657	13,831	1,409	657
Reportable Legal Entities | Guarantor Subsidiaries
Condensed Statement of Cash Flows
Net cash (used in) provided by operating activities	170,553	110,933	58,783
INVESTING ACTIVITIES:
Purchase of property and equipment, net	(70,810)	(47,512)	(33,840)
Reimbursement of capital expenditures from West Virginia regulatory authorities	361	4,207	1,266
Proceeds from sale of property and equipment	135	1,560	153
Decrease in other assets, net		675	204
Net cash (used in) provided by business combinations	37,103	(194)	(106,374)
Investment in and loans to unconsolidated affiliate	(604)		(1,010)
Net cash used in investing activities	(33,815)	(41,264)	(139,601)
FINANCING ACTIVITIES:
Net proceeds from (payments to) related parties	(79,634)	(90,486)	68,511
Payments on capital leases	(318)	(274)	(88)
Net cash provided by (used in) financing activities	(79,952)	(90,760)	68,423
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	56,786	(21,091)	(12,395)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF YEAR	61,633	82,724	95,119
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, END OF YEAR	118,419	61,633	82,724
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH TO AMOUNTS REPORTED WITHIN THE CONDENSED CONSOLIDATED BALANCE SHEETS:
Cash and cash equivalents				114,925	59,817	77,453
Restricted cash				2,495	1,816	5,271
Restricted cash included in other noncurrent assets				999
Total cash, cash equivalents and restricted cash	61,633	61,633	82,724	118,419	61,633	82,724
Reportable Legal Entities | Non-Guarantor Subsidiaries
Condensed Statement of Cash Flows
Net cash (used in) provided by operating activities	4,070	101	172
INVESTING ACTIVITIES:
Purchase of property and equipment, net	(1,639)	(1)
Net cash (used in) provided by business combinations	5,216
Net cash used in investing activities	3,577	(1)
FINANCING ACTIVITIES:
Net proceeds from (payments to) related parties	7,623	133	(723)
Payments on capital leases	(172)
Net cash provided by (used in) financing activities	7,451	133	(723)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	15,098	233	(551)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF YEAR	401	168	719
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, END OF YEAR	15,499	401	168
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH TO AMOUNTS REPORTED WITHIN THE CONDENSED CONSOLIDATED BALANCE SHEETS:
Cash and cash equivalents				6,469	401	168
Restricted cash				143
Restricted cash included in other noncurrent assets				8,887
Total cash, cash equivalents and restricted cash	401	401	168	$ 15,499	$ 401	$ 168
Reportable Legal Entities | New Term Loan | Eldorado Resorts, Inc. (Parent Obligor)
FINANCING ACTIVITIES:
Proceeds from issuance of Term Loan	1,450,000
Payments under Term Loan	(493,250)
Reportable Legal Entities | 6% Senior Notes | Eldorado Resorts, Inc. (Parent Obligor)
FINANCING ACTIVITIES:
Proceeds from issuance of 6% Senior Notes	875,000
Reportable Legal Entities | New Revolving Credit Facility | Eldorado Resorts, Inc. (Parent Obligor)
FINANCING ACTIVITIES:
Borrowings under Revolving Credit Facility	166,953
Reportable Legal Entities | Term Loan | Eldorado Resorts, Inc. (Parent Obligor)
FINANCING ACTIVITIES:
Payments on Term Loan	(1,062)
Retirement of long-term debt	(417,563)
Reportable Legal Entities | New Revolving Credit Facility | Eldorado Resorts, Inc. (Parent Obligor)
FINANCING ACTIVITIES:
Payments under Revolving Credit Facility	(166,953)
Reportable Legal Entities | Prior Revolving Credit Facility | Eldorado Resorts, Inc. (Parent Obligor)
FINANCING ACTIVITIES:
Borrowings under Revolving Credit Facility	41,000	73,000	131,000
Payments under Revolving Credit Facility	(29,000)	$ (137,500)	(37,500)
Retirement of long-term debt	$ (41,000)
Reportable Legal Entities | 7% Senior Notes | Eldorado Resorts, Inc. (Parent Obligor)
FINANCING ACTIVITIES:
Principal payments under 7% Senior Notes			$ (2,125)